Form N-1A Supplement	Jan. 30, 2026
Defiance AI & Power Infrastructure ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement to the Summary Prospectus, and Prospectus, each dated December 23, 2025